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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21253

The Pennsylvania Avenue Funds
(Exact name of registrant as specified in charter)

4201 Massachusetts Ave NW	Washington, DC	20016

(Address of principal executive offices)		(Zip code)

-
(Name and address of agent for service)

Registrant's telephone number, including area code:		(202) 364-8395

Date of fiscal year end:	December 31, 2006

Date of reporting period:	December 31, 2005 to December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Pennsylvania Avenue Event-Driven Fund
A Series Of The Pennsylvania Avenue Funds

Investor Class Shares (PAEDX)

Adviser Class Shares

The Pennsylvania Avenue Funds
P.O. Box 9543
Washington, DC 20016
1 (888) 642 6393
www.PAFunds.com

Annual Report

For the year ended December 31, 2006

The Pennsylvania Avenue Funds

─────────────────────

P.O. Box 9543 - Washington, D.C. 20016 - U.S.A.

February 2007

Dear Shareholder,

I am pleased to report that the Pennsylvania Avenue Event-Driven Fund has returned 11.23% for its Investor Class Shares during 2006, whereas the S&P Index total return, including dividends, was 15.80% over the same period. The Fund did not employ leverage during the period.

The chart below shows the allocation of assets on December 31st. Merger activity remained strong during the first half of the year as numerous companies go private, and as a result, the majority of the Fund's assets are concentrated in this strategy.

During the summer months, the Fund's performance suffered from a sudden deterioration in many of the Fund's proxy fight investments. This introduced a relatively high correlation with small and mid-cap indices into the Fund's returns. The investment focus shifted in the second half of the year back to merger arbitrage investments. Proxy fights have become a much more difficult investment area in the last year because this strategy has become popular with institutional investors, and numerous hedge funds have stepped up their activist efforts. As a result, it is more difficult to distinguish promising proxy fight opportunities from those less likely to yield results.

With credit conditions remaining benign in the economy, there were few opportunities in distressed securities during the year. We increased our holdings in Winn-Dixie bonds early during the year, and the firm exited Chapter 11 toward the end of 2006. Its bonds were converted to equity in early 2007.

Easy credit conditions are a boon for merger activity, and we continue to see a majority of transactions driven by financial buyers who finance their acquisitions with debt and pay cash. Even the relatively fewer transactions involving strategic buyer are mostly paid for in cash rather than stock. In my opinion, cash transactions continue to offer a better risk/reward ratio than stock-for-stock transactions, in particular if the risk of short squeeze in stock-for-stock mergers is taken into account. Therefore, the Fund had no short positions during the year. In addition, arbitrage spreads are generally more favorable for smaller merger deals than for large ones. The Fund's investments are concentrated in smaller mergers, but we have also taken positions in some very large mergers where opportunities arose, at least temporarily, in preferred securities. These securities tend to be less liquid than common stock, and the wider spread there is to some extent a liquidity premium that the Fund can take advantage of due to its small size. Lack of liquidity usually is a problem for larger arbitrageurs.

As in prior years, we still did not engage in capital structure arbitrage.

Several holdings paid unusually high extraordinary dividends during the year, so that the fund had an investment income in excess of expenses in 2006. As a result, we were able to pass through qualified dividend income at the 15% tax rate for the first time since inception. Because the Fund's return normally is derived from capital gains rather than dividends and interest, it is unlikely that we will be able to pass through dividends at the qualified rate in the future.

Despite increasing awareness of corporate governance, we continue to experience problems when companies are bought out or merged. On several occasions investments of the Fund were taken private under circumstances that we felt were disadvantageous for shareholders. CFC International tried to go private twice with almost the same problematic merger agreement. We have recently settled the litigation that we brought, and CFC International agreed to cover our legal costs. The Fund was represented by Lerach Coughlin Stoia Geller Rudman & Robbins LLP.

In December, we incurred a loss from the going private transaction of WatchGuard Technologies. We have filed a lawsuit against certain WatchGuard directors and officers, and the two private equity funds that took WatchGuard private. We allege that the funds were competing to acquire the company, but subsequently reached agreement to illegally avoid competition and acquire the company for 18% less than the original bid, which the WatchGuard directors and officers allowed.

To our knowledge, the use of the Sherman Act in connection with a buyout auction under the circumstances described, is novel, and there can be no assurances about the outcome. The Fund is represented by Finkelstein & Krinsk LLP.

I thank all investors for their continued investment in the Fund.

Yours sincerely,

Thomas Kirchner

Please remember that the information contained in this letter is intended for shareholders of the Pennsylvania Avenue Funds. Opinions expressed by the Portfolio Manager should not be construed as statements of facts, and do not necessarily reflect the opinion of all trustees and officers. As the investment environment changes, so could the opinions of the Portfolio Manager. Nothing herein constitutes investment advice.

Asset Allocation and Top 10 Holdings

Business Services	14.68%
Manufacturing	10.60%
Electronic & Other Electric Equipment	9.60%
Electric, Gas, & Sanitary Services	8.33%
Amusement & Recreation Services	8.08%
Insurance Carriers	6.70%
Retail Trade	6.52%
Rubber & Miscellaneous Plastics Products	6.11%
Bonds	4.18%
Communications	4.07%
Chemical & Allied Products	3.89%
Industrial Machinery & Equipment	3.08%
Preferred Stocks	2.79%
Mining	2.42%
Agricultural Production – Crops	2.26%
Depository Institutions	1.81%
Services	1.66%
Real Estate Investment Trusts	1.65%
Short Term Investments	1.34%
Finance, Insurance, & Real Estate	1.12%
Other Assets and Liabilities	-0.89%
Total	100.00%

Top 10 Holdings (% of Net Assets)
Titan International Inc.	3.38%
Northwestern Corp	3.37%
Applica Inc.	3.35%
Aztar Corp.	3.05%
Vitria Technology, Inc.	2.94%
PW Eagle, Inc.	2.90%
Jones Apparel Group, Inc	2.81%
American Power Conversion Corporation	2.74%
PXRE Group Ltd	2.58%
Winn-Dixie Stores 8.875% 04/01/2008	2.44%
Total	29.56%

Period	Investor Class	Adviser Class (*)	S&P 500
One year through December 31, 2006	11.23%	5.18%	15.80%
Three years through December 31, 2006 (**)	16.61%	14.39%	10.43%
Since inception (**)	17.38%	15.21%	12.71%

(*) Adviser Class returns reflect 5% sales load.
(**) Annualized

Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The total return of the S&P 500 Total Return Index assumes daily reinvestment of dividends. Because no assets were allocatable to the Adviser Class during the year, Adviser Class returns are derived from Investor Class returns and adjusted by the difference in expenses.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments

December 31, 2006

Common Stocks - 90.93%
Shares	Name	Value
Agricultural Production - Crops - 2.26%
1,000	Delta & Pine Land Co	$40,450
	Total Agricultural Production – Crops	40,450

Mining - 2.42%
1,500	Massey Energy Co	34,845
4,389	Unioil (*)	8,310
	Total Mining	43,155

Manufacturing - 10.6%
1,500	CCA Industries Inc	17,310
1,000	Conor Medsystems, Inc. (*)	31,330
200	Gold Kist, Inc.	4,204
1,500	Jones Apparel Group, Inc	50,145
7,000	National RV Holdings Inc (*)	25,830
3,000	Titan International Inc.	60,450
	Total Manufacturing	189,269

Chemical & Allied Products - 3.89%
2,000	Connetics Corporation (*)	34,940
2,000	Bairnco Corp	25,500
1,738	SkyePharma plc ADR (*)	8,968
	Total Chemical & Allied Products	69,408

Rubber & Miscellaneous Plastics Products - 6.11%
2,000	Gencorp Inc (*)	28,040
1,500	PW Eagle, Inc.	51,750
10,000	Rotonics Manufacturing Inc (*)	29,400
	Total Rubber & Miscellaneous Plastics Products	109,190

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments (continued)

December 31, 2006

Industrial Machinery & Equipment - 3.08%
5,000	Netopia Inc. (*)	34,750
1,500	General Bearing Corp (*)	20,355
	Total Industrial Machinery & Equipment	55,105

Electronic & Other Electric Equipment - 9.6%
1,600	American Power Conversion Corporation	48,944
7,500	Applica Inc. (*)	59,925
1,000	Avaya, Inc (*)	13,980
2,000	Cherokee International Corp. (*)	8,060
1,000	Inter-Tel, Inc Series A Common	22,160
1,000	Merrimac Industries (*)	10,000
80,000	Three-Five Systems Inc (*)	8,400
	Total Electronic & Other Electric Equipment	171,469

Communications - 4.07%
500	Clear Channel Communications Inc.	17,770
600	Univision (*)	21,252
1,900	Warwick Valley Tel	33,706
	Total Communications	72,728

Electric, Gas, & Sanitary Services - 8.33%
1,000	Keyspan Corp (*)	41,180
300	Kinder Morgan Inc (*)	31,725
500	Mirant (*)	15,785
1700	Northwestern Corp	60,146
	Total Electric, Gas, & Sanitary Services	148,836

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments (continued)

December 31, 2006

Retail Trade - 6.52%
2,000	Eddie Bauer Holdings, Inc (*)	18,120
3,200	Factory Card & Outlet Store Corporation	25,632
1,500	Golf Galaxy, Inc. (*)	27,960
900	Pep Boys-Manny, Moe & Jack	13,374
3,000	Redenvelope, Inc (*)	21,180
2,000	Smith & Wollensky Restaurant Group, Inc (*)	10,180
	Total Retail Trade	116,446

Depository Institutions - 1.78%
1,929	PSB Bancorp, Inc	31,636
700	Sobieski Bancorp Inc (*)	777
	Total Depository Institutions	32,413

Finance, Insurance, & Real Estate - 1.12%
4,000	PDS Financial Corp (*)	1,562
4,060	Wilshire Enterprise Inc	18,473
	Total Finance, Insurance, & Real Estate	20,035

Insurance Carriers - 6.7%
2,000	Direct General Corporation (*)	41,280
1,000	Merchants Group Inc.	32,350
10,000	PXRE Group Ltd (*)	46,100
	Total Insurance Carriers	119,730

Services - 1.66%
2,500	Educate, Inc. (*)	17,800
1,000	Mac-Gray Corp. (*)	11,920
	Total Services	29,720

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments (continued)

December 31, 2006

Business Services - 14.68%
2,500	@Road, Inc. (*)	18,250
131	Acxiom Co	3,360
2,000	Digitas, Inc. (*)	26,820
4000	Embarcadero Technologies Inc (*)	24,480
5000	I Many Inc (*)	8,250
10000	Indus International Inc (*)	37,900
1976	InfoUSA Inc	23,534
4000	Integrated Alarm Systems Group, Inc. (*)	13,000
2000	iPass, Inc. (*)	11,760
2000	Midway Games Inc (*)	13,960
19500	Vitria Technology, Inc. (*)	52,455
40000	Warrantech Corp. (*)	28,400
	Total Business Services	262,169

Amusement & Recreation Services - 8.08%
1,000	Aztar Corp. (*)	54,420
500	Harrah's Entertainment, Inc.	41,360
2,500	MTR Gaming Group, Inc. (*)	30,550
1,200	Sands Regent (*)	17,940
	Total Amusement & Recreation Services	144,270

	Total Common Stocks (Cost $1,603,723)	1,624,393

Real Estate Investment Trusts - 1.65%
2,000	MortgageIT Holdings, Inc.	29,500
	Total Real Estate Investment Trusts (Cost $28,356)	29,500

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Schedule of Investments (continued)

December 31, 2006

Escrowed Rights - 0.00%
20,000	Mirant Corp ESCROW (*)	-
2,100	Pelican Financial Inc ESCROW (*)	-
200	Petrocorp Inc ESCROW (*)	-
	Total Escrowed Rights (Cost $0)	-

Preferred Stocks - 2.79%
Shares	Name
1,000	Equity Office Properties Trust, 7.75% Pref S G	25,130
985	Trustreet Properties Pref Ser C	24,655
	Total Preferred Stocks (Cost $49,760)	49,785

Bonds - 4.18%
Princ. Amt.	Name
35,000	Federal Mogul NT (Dflt) 8.80% 4-15-07 (*)	26,627
3,928	UAL EETC Ser. 00-2 7.811% 12/2011 (*)	4,452
50,000	Winn-Dixie Stores 8.875% 04/01/2008 (*)	43,542
	Total Bonds (Cost $47,881)	74,621

Short-Term Investments - 1.29%
Shares	Name
22,967	Huntington Money Market Fund IV	22,967
	Total Short Term Investments (Cost $22,967)	22,967

Total Investments - 100.89%		1,801.266

Liabilities Less Other Assets: -0.89%		(14,926)

Net Assets - 100.%		$1,786,340

(*) Non-income producing security during the period

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Statement of Assets and Liabilities

December 31, 2006

Assets
	Investments in securities, at value
	Acquisition cost - $1,729,719
	At value (note 1)	$1,801,266
	Cash	998
	Receivable interest	575
	Receivable dividends	3,308
	Prepaid expenses	6,641
	Total Assets	1,812,788

Liabilities
	Payable for investment securities purchased	19
	Dividends payable to shareholders	10,089
	Payable to advisor	10,485
	Accrued expenses	5,855
	Total Liabilities	26,448

Net assets		$1,786,340
Net assets	consists of:
	Paid in capital	1,737,761
	Net unrealized appreciation of investments	48,579
		$1,786,340

Shares outstanding (Investor Class)		135,337

NAV (Investor Class)		$ 13.20

No shares in the Advisor Class were outstanding on December 31, 2006.

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Statement of Operations

For The Year Ended December 31, 2006

Investment Income
Dividends	$ 24,482
Interest	6,411
Total Income	30,893

Expenses
Custody fees	3,573
Audit fees	8,892
Management fees	14,613
Distribution and servicing fees	2,271
Registration fees	4,521
Fund/SERV related charges	4,096
Insurance	599
Printing	1,383
Other	1,345
Total Expenses	41,293
Less expense reimbursement from Adviser	(19,343)
Net expenses	21,950

Net investment income	8,943

Realized and unrealized gains (loss) on investments

Net realized capital gains	145,188
Net change in unrealized appreciation on investments	(13,359)

Net realized and unrealized Gains On Investments	131,829

Net Increase in Net Assets resulting from Operations	$ 140,772

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Statements of Changes in Net Assets

	For The Years Ended December 31,
From Operations	2006	2005
Net investment income (loss)	$ 8,943	$(2,202)
Net realized capital gains	145,188	24,726
Net change in unrealized appreciation on investments	(13,359)	38,460

Net Increase In Net Assets Resulting From Operations	140,772	60,984

From Capital Share Transactions
Proceeds from shares sold	1,064,408	239,600
Proceeds from shares issued in reinvestment of dividends	143,609	21,563
Payments for shares redeemed	(69,946)	(10,774)
Net Increase In Net Assets From Capital Share Transactions	1,138,071	250,389

Distributions To Shareholders	(154,089)	(22,525)

Tax Return of Capital To Shareholders	-	(3,255)

Total Increase	1,124,754	285,593

Net Assets
Beginning of Period	661,586	375,993
End of Period	$ 1,786,340	$ 661,586

The above represents assets of Investor Class shares. Since inception, no shares in the Advisor Class have been issued.

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Statements of Changes in Net Assets (continued)

	For The Years Ended December 31,
Capital Share Activity	2006	2005

Sold	78,610	18,784
Reinvested dividend	10,871	1,660
Redeemed	(5,097)	(799)
Net Change In Shares Outstanding	84,384	19,645
Shares Outstanding At Beginning of Period	50,953	31,308
Shares Outstanding At End of Period	135,337	50,953

The above represents Investor Class shares. Since inception, no shares in the Advisor Class have been issued.

See accompanying notes to financial statements.

Pennsylvania Avenue Event-Driven Fund

A Series Of The Pennsylvania Avenue Funds

Financial Highlights

For a share of beneficial interest outstanding throughout the period

	Years Ended December 31,
Per Share Data	2006	2005	2004	2003 (*)
Net Asset Value At Beginning of Period	$ 12.98	$ 12.01	$ 10.54	$ 10.49

Income from Investment Operations
Net Investment Income (Loss) (a)	0.10	(0.06)	(0.04)	-
Net Realized and Unrealized Gains on Investments	1.36	1.55	2.87	0.40
Total Income From Investment Operations	1.46	1.49	2.83	0.40

Less Distributions	(1.24)	(0.46)	(1.26)	(0.35)

Tax return of capital	-	(0.06)	(0.10)	-

Total Net Asset Value At End of Period	$ 13.20	$ 12.98	$ 12.01	$ 10.54

Total Return (b)	11.23%	12.43%	26.85%	3.84%

Ratios and Supplemental Data:
Net assets at end of Period	$ 1,786,340	$661,586	$375,993	$107,434
Expense ratio, after reimbursement (**)	1.50%	1.50%	1.50%	1.50%
Expense ratio, before reimbursement (**)	2.84%	5.09%	9.08%	7.55%
Ratio of net investment income (loss) to average net assets	0.63%	(0.44%)	(0.55%)	0.21%
Portfolio turnover rate (**)	169.02%	144.46%	177.06%	31.51%

(*) For the period from November 21, 2003 (effective registration date) to December 31, 2003.

(**) annualized

(a) Net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b) Total return assumes reinvestment of dividends.

See accompanying notes to financial statements.

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Notes to Financial Statements

December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds (the “Fund”) is a non-diversified regulated investment company and was organized as a Delaware business trust on September 19, 2002. The Pennsylvania Avenue Funds (“The Trust”) is permitted to offer separate portfolios and different classes of shares. The Trust currently offers two classes of shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Fund’s investment objective is to seek capital growth by engaging in investment strategies related to corporate events, such as mergers, reorganizations, bankruptcies or proxy fights. It intends to invest in securities of companies of any size and uses derivatives both as a substitute for investing in underlying securities, as well as for hedging purposes. The investment strategies employed by the Fund contain a higher degree of risk than a balanced investment program and this may not be appropriate for investors who are risk averse. From inception through December 31, 2006, only Investor Class Shares have been offered. No transactions in Adviser Class Shares have occurred, and no assets or liabilities are allocable to Adviser Class Shares.

Security Valuations: Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over the counter market are generally valued by the pricing service at its last bid price except for short positions, for which the last quoted price is used. When market quotations are not readily available, when the Adviser determines that

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Notes to Financial Statements (continued)

December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

the market quotation or the price provided by the service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for the good faith pricing, and has delegated the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilized electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when the prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value, except when such a security is in default.

Short Sales: The Fund may sell a security it does not own in

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Notes to Financial Statements (continued)

December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

anticipation of a decline in fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretations No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have more than a 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact of that FASB Interpretation No. 48 will have on the Fund's financial statements.

Distributions to Shareholders: The Fund also intends to distribute substantially all of its net realized capital gains and net investment

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Notes to Financial Statements (continued)

December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

income, if any, at year-end.

Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY AND TRANSFER AGENT AGREEMENT

The Fund has an agreement with Pennsylvania Avenue Advisers LLC (“the Advisor”), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. The Advisor will also serve as transfer agent to the Fund. Under the terms of the advisory agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% of the Fund’s first $10,000,000 of net assets and 0.90% of the net assets exceeding $10,000,000. A total fee of $14,613 accrued to the Advisor during the year ended December 31, 2006.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Notes to Financial Statements (continued)

December 31, 2006

2. INVESTMENT ADVISORY AND TRANSFER AGENT AGREEMENT (cont'd)

Under the terms of the agreement if the aggregate expenses of the Fund are equal to or greater than 1.50% and 1.75% of the Fund’s net assets for the Investor Class and the Adviser Class, respectively, the Adviser will reimburse the Fund for these expenses. During the period, the Advisor reimbursed the Fund and paid expenses on behalf of the Fund totaling $19,343.

The Advisor also receives compensation of a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.10% of the Fund’s assets exceeding $5,000,000 for its services as transfer agent for the Fund. No payments were made or accrued under the transfer agent agreement. The Advisor does not receive compensation for its services as the Fund’s administrator.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1. Under the Investor Class Plan, up to 0.25% of average daily net assets attributable to Investor Class Shares can be used to pay for distribution expenses. Under this plan, $2,271 were paid or accrued during the period. No expenses related to the Adviser Class plan of distribution, which permits the use of up to 0.50% of average daily net assets attributable to Adviser Class Shares, accrued during the year as no assets were allocated to that class.

3. INVESTMENTS

For the period ended December 31, 2006, purchases and sales, including proceeds from mergers and tender offers, of investment securities other than short-term investments aggregated $3,303,957

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Notes to Financial Statements (continued)

December 31, 2006

3. INVESTMENTS (continued)

and $2,258,763, respectively. On December 31, 2006, the gross unrealized appreciation of all securities totaled $142,160, and the gross unrealized depreciation of all securities totaled $93,581, for a net unrealized appreciation of $48,579. The aggregate cost of securities for federal income tax purposes on December 31, 2006 was $1,729,719, including the cost of short-term investments.

4. FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income $ -

Undistributed long-term capital gain $ -

Unrealized appreciation $ 48,579

The tax character of distributions paid during the year ended December 31, 2006 and 2005 is as follows:

	2006	2005
Ordinary income	$ 119,145	$18,905
Long-term capital gain	34,944	3,620
Tax return of capital	-	3,255

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Notes to Financial Statements (continued)

December 31, 2006

4. FEDERAL INCOME TAXES (continued)

The 2006 ordinary income distribution has been designated as consisting entirely of short-term capital gains for purposes of withholding of taxes to non-residents.

In 2004, the Fund included in dividend income for federal income tax purposes and for book purposes a deferred cash payment resulting from a merger of one the portfolio holdings in the amount of $6,000. In each of 2005 and 2006, $2,000 were included in the Fund's income tax-free, and a balance of $2,000 of that amount remains available toward future distributions on that security.

SANVILLE & COMPANY

1514 Old York Road

Abington, PA 19001

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of the Pennsylvania Avenue Event-Driven Fund,

a Series of The Pennsylvania Avenue Funds

We have audited the accompanying statement of assets and liabilities of the Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds (the "Fund") including the schedule of investments, as of December 31, 2006 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the each of three years in the period then and the period from November 21, 2003 (effective registration date) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, verified by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds as of December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights, for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania February 23, 2007	/s/ Sanville & Company Sanville & Company

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EXPENSE EXAMPLE

We believe that it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

The table on the next page illustrates the Fund's costs in two ways:

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If you invest directly in the Fund through an IRA account, the Fund's IRA custodian charges an annual fee of $45. This fee is not reflected in the table below. Therefore, your expenses would increase by this amount, and your ending account value would decrease by the same amount. You should check with your tax adviser if you can deduct this fee from your taxable income.

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EXPENSE EXAMPLE (continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If you invest directly in the Fund through an IRA account, the Fund's IRA custodian charges an annual fee of $45. This fee is not reflected in the table below. The effect of this additional fee would increase your expenses by this amount, and your ending account value would decrease by the same amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

Pennsylvania Avenue Event-Driven Fund, Investor Class Shares

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period * July 1 to December 31, 2006
Actual	$1,000.00	$1,034.24	$7.65
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund’s Investor Class annualized expense ratio of 1.50% (after expense reimbursement), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pennsylvania Avenue Event-Driven Fund, Adviser Class Shares

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period * July 1 to December 31 , 2006
Actual	$1,000.00	$1,031.74	$8.91
Hypothetical (5% return before expenses)	$1,000.00	$1,016.29	$8.85

* Expenses are equal to the Fund’s annualized Adviser Class expense ratio of 1.75% (after expense reimbursement), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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Availability of Quarterly Filings of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1 (888) 642-6393; (ii) on the Fund’s website at http://www.PennAveFunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available (i) without charge, upon request, by calling toll-free 1 (888) 642-6393; or on or through the Fund’s website at http://www.PennAveFunds.com; and (ii) on the Commission’s website at http://www.sec.gov.

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Board of Directors

Board of Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees, and is available without charge, by calling 1-888-642-6393. Each Trustee may be contacted by writing to the trustee c/o Pennsylvania Avenue Funds, P.O. Box 9543, Washington, DC 20016.

In light of the low asset base of the Fund, the Trustees decided to forego their compensation for board meetings attended until such time that the Board decides to re-enact this arrangement. As a result, no payments were made to Trustees in the period through December 31, 2006.

On December 16, 2006, the Board of Trustees voted to renew the advisory contract with Pennsylvania Avenue Advisers LLC for one year by the unanimous vote of the non-interested Trustees. In taking this decision, the Trustees considered:

  the return of the Fund, both on absolute terms and in comparison to mutual funds with similar objectives, which was achieved through the advice and portfolio management service provided by the Advisor;

  the willingness of the Advisor to continue to limit the expense ratio of the Fund to 1.50% of average daily net assets by waiving fees and paying expenses on behalf of the Fund;

  the small size of the Fund and the likelihood that another adviser may be interested in managing the Fund; and

  management fees charged for advisory services to other mutual funds with similar investment objectives, which are higher in the peer group considered by the Trustees.

Name and Address	Position	Since	Principal Occupation During The Past Five Years	Other Directorships Held By Trustee
Thomas Kirchner, CFA* 4201 Massachusetts Avenue NW Washington, DC 20016 Age: 38	President	2002	Financial Engineer, Fannie Mae (1999 - 2004); Bond Trader and Financial Engineer, Banque Nationale de Paris S.A.(1996-1999).	FalconTarget Inc.
Richard Holly, CFA 3601 Connecticut Ave NW Washington, DC 20008 Age: 41	Trustee	2003	Assistant Ready Mix Controller (since 2006) and Senior Financial Analyst (2003-2006), Lafarge North America; Consultant, Accountemps (2002 - 2003); Controller, Engelhard-Clal (1998-2002).	None
Gale Witoonchatree 184 Clinton Street Brooklyn, NY 11201 Age: 35	Trustee	2002	Senior Associate, Deloitte & Touche (since 2006); Associate, KPMG LLP (2004-2005); Financial Engineer, Fannie Mae (2000-2004); GSUSE LLC, Analyst (1998-2000);	None
Sherry Russell 9111 Wire Avenue Silver Spring, MD 20901 Age: 35	Trustee	2006	Independent Financial Consultant (2005-Present); Senior Loan Officer, Nationwide Home Mortgage (2003-2004); President, Naxos Technology Inc. (2001-2002);	None

*Thomas Kirchner, as an affiliated person of Pennsylvania Avenue Advisers LLC, the Fund's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

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Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 that covered the President throughout the period of this report. This Code of Ethics has been filed with the Commission previously. A copy of this Code of Ethics may be obtained from the Fund upon request without charge. During the year, no changes were made to the Code of Ethics.

Item 3. Audit Committee Financial Expert.

 The Fund is small and was incepted only recently. The current principal executive officer has prepared all financial documents issued by the Fund. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate total satisfaction with the reports he has received. This is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances. Should the Fund exceed 10 million in total assets the need for an Audit Committee and an Audit Committee Financial Expert will be reassessed.

Item 4. Principal Accountant Fees and Services.

Audit Fees
All audit fees were borne by the Adviser prior to the Fund's effectiveness and thereafter. In fiscal 2005, the Fund's auditors billed $7,782, which was paid by the Fund's Adviser on behalf of the Fund. In fiscal 2006, the Fund's auditors billed $8,892, which was paid by the Fund's Adviser on behalf of the Fund. The aggregate amount for both years is $16,674.

Audit-Related Fees
None.

Tax Fees
None.

All Other Fees
None.

Item 5.  Audit Committee of Listed Registrant

Not applicable.

Item 6. Schedule of Investments

A schedule of investments is included in the annual report filed herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) Thomas Kirchner is the president and portfolio manager of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also managing member and owner of the Investment Adviser, Pennsylvania Avenue Advisers LLC, that provides the functions of Transfer Agent and Administrator currently "pro bono" to the Fund. All securities are held by the Fund's custodian. Auditors have reviewed the Internal Control exercised by the Fund and found it to be satisfactory.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) The certification pursuant to section 906 is attached as an exhibit hereto.

(b) The Code of Ethics is attached as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Pennsylvania Avenue Funds
By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	March 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	March 5, 2007

* Print the name and title of each signing officer under his or her signature.